LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS, NET
	As of
	Ownership interest	December 31, 2024	Ownership interest	December 31, 2023

Non-marketable equity securities:
Investment A	4%	$100,444	—	$—